Vessel revenue - Terms of time chartered vessels (Details) - Vessels	Dec. 31, 2019 USD ($)
STI Pimlico | Handymax
Disclosure of maturity analysis of operating lease payments [table]
Operating leases daily rate receivable	$ 18,000
STI Poplar | Handymax
Disclosure of maturity analysis of operating lease payments [table]
Operating leases daily rate receivable	18,000
STI Rose | LR2
Disclosure of maturity analysis of operating lease payments [table]
Operating leases daily rate receivable	$ 28,000